Annual Total Returns - BLACKROCK 20/80 TARGET ALLOCATION FUND (Class K) [BarChart] - Class K - BLACKROCK 20/80 TARGET ALLOCATION FUND - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	1.31%
Annual Return 2012	12.15%
Annual Return 2013	12.27%
Annual Return 2014	6.70%
Annual Return 2015	1.38%
Annual Return 2016	3.09%
Annual Return 2017	8.06%
Annual Return 2018	(2.20%)
Annual Return 2019	12.59%
Annual Return 2020	10.73%